Details of Significant Accounts - Summary of Movements in Common Shares (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning Balance	64,045,000	56,199,000	55,730,000
Issuance of Shares	10,200,000
Cancellation of employee restricted stocks	(5,000)
Ending balance	74,194,000	64,045,000	56,199,000
Number of shares outstanding	74,189,000	64,045,000	56,199,000
Common Shares | Restricted Stocks
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of Shares		50,000	500,000
Cancellation of employee restricted stocks	(51,000)	(35,000)	(31,000)
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ending balance	3,915,550
American Depositary Shares | Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of Shares		7,831,000
Number of shares outstanding	7,831,100